Fair Value Measurement - Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - JPY (¥) ¥ in Millions		Jun. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets				¥ 44,748		¥ 44,251
Total Fair value of liabilities		¥ 53,922		44,889		44,021
Crypto assets held [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]					44,207
Other financial assets [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]					44
Crypto asset borrowings [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities				44,479		44,020
Other financial liabilities [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities	[2]					1
Crypto assets held 1 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]			44,680
Other financial assets 2 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]			68
Crypto asset borrowings 1 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		53,307		44,479
Public Warrant Liability [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		593		398
Private Warrant Liability [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		22	[3]	12	[4]
Level 1 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets				44,702		44,209
Total Fair value of liabilities		53,900		44,878		44,020
Level 1 [Member] | Crypto assets held [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]					44,207
Level 1 [Member] | Other financial assets [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]					2
Level 1 [Member] | Crypto asset borrowings [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities				44,479		44,020
Level 1 [Member] | Other financial liabilities [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities	[2]
Level 1 [Member] | Crypto assets held 1 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]			44,680
Level 1 [Member] | Other financial assets 2 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]			22
Level 1 [Member] | Crypto asset borrowings 1 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		53,307		44,479
Level 1 [Member] | Public Warrant Liability [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		593		398
Level 1 [Member] | Private Warrant Liability [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities			[3]		[4]
Level 2 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets						3
Total Fair value of liabilities						1
Level 2 [Member] | Crypto assets held [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]
Level 2 [Member] | Other financial assets [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]					3
Level 2 [Member] | Crypto asset borrowings [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 2 [Member] | Other financial liabilities [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities	[2]					1
Level 2 [Member] | Crypto assets held 1 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]
Level 2 [Member] | Other financial assets 2 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]
Level 2 [Member] | Crypto asset borrowings 1 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 2 [Member] | Public Warrant Liability [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 2 [Member] | Private Warrant Liability [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities			[3]		[4]
Level 3 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets				46		39
Total Fair value of liabilities		22		12
Level 3 [Member] | Crypto assets held [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]
Level 3 [Member] | Other financial assets [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]					39
Level 3 [Member] | Crypto asset borrowings [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 3 [Member] | Other financial liabilities [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities	[2]
Level 3 [Member] | Crypto assets held 1 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]
Level 3 [Member] | Other financial assets 2 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]			46
Level 3 [Member] | Crypto asset borrowings 1 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 3 [Member] | Public Warrant Liability [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 3 [Member] | Private Warrant Liability [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		¥ 22	[3]	¥ 12	[4]

[1]	Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.
[2]	USD Coin which is included in “Other financial assets” is categorized as Level 1. Derivative assets and derivative liabilities which are included in “Other financial assets” and “Other financial liabilities” are categorized as Level 2. Other financial assets categorized as Level 3 are equity investments in non-listed company by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.
[3]	Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities were as follows.
[4]	Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities during the period were as follows.